Organization and Principal Activities - Financial information of consolidated VIEs (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Current assets		¥ 2,556,702			¥ 2,020,570		$ 367,247
Non-current assets		2,769,115			2,610,149		397,759
Total assets		5,325,817			4,630,719		765,006
Accounts payable		259,928			264,753		37,336
Amounts due to related parties		34,223	[1]		25,218		4,916
Advances from customers		55,900			54,601		8,030
Taxes payable		291,511			101,386		41,873
Salary and welfare payable		174,902			132,316		25,123
Accrued expenses and other current liabilities		293,441			227,328		42,150
Total current liabilities		1,505,443			1,073,267		216,243
Non-current liabilities		275,359			167,091		39,553
Total liabilities		1,780,802			1,240,358		255,796
Revenues	[2]	1,531,062		$ 219,923	1,377,379	¥ 1,575,092
Net loss		724,002		103,996	(65,612)	34,424
Net cash (used in)/provided by operating activities		(330,305)		(47,445)	(76,824)	172,980
Net cash provided by/(used in) investing activities		1,460,394		209,773	(114,712)	(6,390)
Net cash (used in)/provided by financing activities		(1,114,620)		(160,105)	(75,831)	(16,234)
Consolidated VIEs
Variable Interest Entity [Line Items]
Current assets		1,223,454			979,025		175,738
Non-current assets		588,327			530,118		84,508
Total assets		1,811,781			1,509,143		260,246
Accounts payable		132,690			135,407		19,060
Amounts due to related parties		24,194			11,531		3,475
Amounts due to inter-company entities		1,030,231			631,392		147,983
Advances from customers		56,212			31,686		8,074
Taxes payable		82,475			48,697		11,847
Salary and welfare payable		82,095			40,949		11,792
Accrued expenses and other current liabilities		234,004			189,228		33,613
Total current liabilities		1,641,901			1,088,890		235,844
Non-current liabilities		52,087			28,796		7,482
Total liabilities		1,693,988			1,117,686		$ 243,326
Revenues		889,084		127,709	591,495	769,943
Net loss		(174,661)		(25,089)	(112,146)	(7,760)
Net cash (used in)/provided by operating activities		(227,916)		(32,738)	100,256	(3,950)
Net cash provided by/(used in) investing activities		129,697		18,630	¥ (164,190)	65,600
Net cash (used in)/provided by financing activities		¥ 224,299		$ 32,219		¥ (2,000)

[1]	As Tianbo has been consolidated from April 1, 2019, the amounts of due from and due to related parties as of December 31, 2019 did not include those due from and due to Tianbo.
[2]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)